Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary Shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary Shares, shares authorized (in Shares)	[1]	489,796,040	489,796,040
Ordinary Shares, shares issued (in Shares)	[1]	44,096,040	41,796,040
Ordinary Shares, shares outstanding (in Shares)	[1]	44,096,040	41,796,040
Class B Ordinary Shares
Ordinary Shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary Shares, shares authorized (in Shares)	[1]	10,203,960	10,203,960
Ordinary Shares, shares issued (in Shares)	[1]	10,203,960
Ordinary Shares, shares outstanding (in Shares)	[1]	10,203,960

[1]	The shares and per share information are presented on a retroactive basis to reflect the Reorganization (Note 1) and the additional share issuance on pro rata basis (Note 12).